RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Group
Ms. Hongxin Nie	Management of the Beijing Libeier

Mr. Jianwen Sun	Management of Wei Rui Li

Jien Xingye Technology (Beijing) Co., Ltd. (“Jien Xingye”)	A company jointly controlled by director of China Kanghui Holdings and management of Beijing Libeier

Beijing Keyibangen Medical Instruments Co., Ltd. (“Keyibangen”)	A company controlled by immediate family members of director of China Kanghui Holdings and management of Beijing Libeier

Changzhou Kangdi Medical Stapler Co., Ltd. (“Kangdi”)	A company controlled by certain individual shareholders and directors of Changzhou Kanghui Holdings

Changzhou Bioconcept Medical Devices Co., Ltd. (“Bioconcept”)	A company controlled by management of China Kanghui Holdings

Changzhou Outeke Medical Instruments Co., Ltd. (“Outeke”)	A company significantly influenced by an immediate family member of a director of Changzhou Kanghui. Outeke was not a related party after the director resigned from the board of Changzhou Kanghui in 2011.

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Purchase of raw materials from:
—Kangdi	9	—	—	—
Purchase of services from:
—Outeke	6,276	4,401	—	—
—Kangdi	—	—	108	17
Services provided to:
—Kangdi	59	—	—	—
Sales of raw materials to:
—Outeke	198	—	—	—
—Kangdi	42	—	—	—
—Keyibangen	—	—	36	6
—Bioconcept	—	661	869	138
Operating leases provided to:
—Outeke	314	314	—	—
Operating leases from:
—Ms. Hongxin Nie	216	216	108	17
—Kangdi	240	240	150	24
—Jien Xingye	—	—	3,726	592

c)	The Group had the following related party balances:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from related parties:
—Keyibangen	—	258	41
—Jien Xingye*	—	3,726	592
—Bioconcept	312	1,323	210
—Kangdi	332	365	58

	644	5,672	901

Amount due to related parties:
—Mr. Jianwen Sun	—	1,000	159
—Keyibangen	2,592	—	—
—Outeke	1,199	—	—
—Kangdi	249	137	22

	4,040	1,137	181

*	Includes a rent prepayment of RMB3,226,000 (US$513,000) relating to the period from January 1, 2012 to June 30, 2012.

All balances with the related parties as of December 31, 2010 and 2011 were unsecured, interest-free and had no fixed terms of repayment.